SHAREHOLDERS' DEFICIT (Detail Textuals 6)			1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 04, 2016 USD ($) $ / shares shares	Nov. 13, 2015 USD ($) Executive $ / shares shares	May 20, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) Executive $ / shares shares	Mar. 27, 2015 USD ($) Executive $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares
Stockholders Equity Note [Line Items]
Compensation expense pertaining to salaries, commission and related taxes | $						$ 85,090	$ 164,246		$ 222,142	$ 500,739
Unrecognized cost of unvested equity compensation | $						$ 53,603			$ 138,694
Weighted average period for unrecognized compensation of unvested options						2 years 9 months 18 days			2 years 7 months 6 days
Expense pertaining to warrants to purchase Preferred Stock | $									$ 222,142
Share Price | $ / shares						$ 0.0625			$ 0.0375
Term of warrant						7 months 6 days
Stock based fees paid to client | $								$ 1,299,963	$ 1,299,963
Series A Preferred Stock, $.001 Par Value
Stockholders Equity Note [Line Items]
Expense pertaining to warrants to purchase Preferred Stock | $										133,381
Expense pertaining to an amended and restated warrant to purchase Series A Preferred Stock | $									$ 147,380	190,491
Series B Preferred Stock
Stockholders Equity Note [Line Items]
Compensation expense pertaining to salaries, commission and related taxes | $										51,200
April 04, 2016 | Series B Preferred Stock Warrants
Stockholders Equity Note [Line Items]
Number of options granted	2,000,000
Options outstanding - Weighted average remaining contractual life (in years)	3 years
Options outstanding exercise price | $ / shares	$ 3.00
Fair value of the option granted | $	$ 1,299,963
Expected volatility	503.00%
Risk-free interest rate	0.38%
Expected life in years	3 years
Assumed dividend yield	0.00%
Method pricing model	Black-Scholes option-pricing model
Executive Officer | Series A Preferred Stock Amended And Restated Warrants
Stockholders Equity Note [Line Items]
Term of warrant						6 months			8 months 12 days
Executive Officer | Series B Preferred Stock Warrants
Stockholders Equity Note [Line Items]
Term of warrant						2 years 1 month 6 days			2 years 6 months
Executive Officer | March 27, 2015 | Series A Preferred Stock, $.001 Par Value
Stockholders Equity Note [Line Items]
Number of executives | Executive					2
Number of options granted					160,000
Options outstanding - Weighted average remaining contractual life (in years)					5 years
Options outstanding exercise price | $ / shares					$ 4.00
Fair value of the option granted | $					$ 224,000
Expected volatility					768.00%
Risk-free interest rate					0.12%
Expected life in years					5 years
Assumed dividend yield					0.00%
Method pricing model					Black-Scholes option-pricing model
Compensation expense pertaining to salaries, commission and related taxes | $										$ 133,381
Number of stock expired due to resignation of one director					80,000
Executive Officer | March 27, 2016 | Series A Preferred Stock, $.001 Par Value
Stockholders Equity Note [Line Items]
Number of common stock options vested					40,000
Executive Officer | March 27, 2017 | Series A Preferred Stock, $.001 Par Value
Stockholders Equity Note [Line Items]
Number of common stock options vested					40,000
Executive Officer | March 27, 2018 | Series A Preferred Stock, $.001 Par Value
Stockholders Equity Note [Line Items]
Number of common stock options vested					40,000
Executive Officer | March 27, 2019 | Series A Preferred Stock, $.001 Par Value
Stockholders Equity Note [Line Items]
Number of common stock options vested					40,000
Executive Officer | November 13, 2015 | Series B Preferred Stock Warrants
Stockholders Equity Note [Line Items]
Number of executives | Executive		2
Number of options granted		80,000
Options outstanding - Weighted average remaining contractual life (in years)		5 years
Options outstanding exercise price | $ / shares		$ 3.00
Fair value of the option granted | $		$ 51,200
Expected volatility		778.00%
Risk-free interest rate		0.30%
Expected life in years		5 years
Assumed dividend yield		0.00%
Method pricing model		Black-Scholes option-pricing model
Compensation expense pertaining to salaries, commission and related taxes | $									$ 51,200
Executive Officer | March 31, 2016 | Series A Preferred Stock, $.001 Par Value
Stockholders Equity Note [Line Items]
Number of options granted				150,000
Options outstanding exercise price | $ / shares				$ 4.00			$ 4.00
Fair value of the option granted | $				$ 2,224
Expected volatility				111.00%
Risk-free interest rate				0.38%
Expected life in years				6 months
Assumed dividend yield				0.00%
Method pricing model				Black-Scholes option-pricing model
Executive Officer | March 31, 2016 | Series A Preferred Stock Amended And Restated Warrants
Stockholders Equity Note [Line Items]
Fair value of the option granted | $				$ 149,605
Expected volatility				263.00%
Risk-free interest rate				0.38%
Expected life in years				1 year 6 months
Assumed dividend yield				0.00%
Method pricing model				Black-Scholes option-pricing model
Compensation expense pertaining to salaries, commission and related taxes | $									$ 147,380
Stock Options
Stockholders Equity Note [Line Items]
Expired						600,000			475,000	4,450,000
Number of options granted									1,500,000	700,000
Options outstanding - Weighted average remaining contractual life (in years)						3 years 5 months 9 days				2 years 6 months 11 days	1 year 7 months 28 days
Options outstanding exercise price | $ / shares						$ 0.10			$ 0.10	$ 0.90	$ 0.46
Compensation expense pertaining to salaries, commission and related taxes | $										$ 125,667
Compensation expense | $									$ 74,762
Stock Options | Executive Officer | March 27, 2015
Stockholders Equity Note [Line Items]
Number of options granted					200,000
Options outstanding - Weighted average remaining contractual life (in years)					5 years
Options outstanding exercise price | $ / shares					$ 0.10
Fair value of the option granted | $					$ 14,000
Expected volatility					792.00%
Risk-free interest rate					0.12%
Expected life in years					5 years
Assumed dividend yield					0.00%
Method pricing model					Black-Scholes option-pricing model
Compensation expense pertaining to salaries, commission and related taxes | $										3,565
Share Price | $ / shares					$ 0.067
Stock Options | Executive Officer | March 27, 2016 | Common Stock
Stockholders Equity Note [Line Items]
Number of common stock options vested					66,666
Stock Options | Executive Officer | March 27, 2017 | Common Stock
Stockholders Equity Note [Line Items]
Number of common stock options vested					66,667
Stock Options | Executive Officer | March 27, 2018 | Common Stock
Stockholders Equity Note [Line Items]
Number of common stock options vested					66,667
Stock Options | Executive Officer | November 13, 2015
Stockholders Equity Note [Line Items]
Number of options granted		500,000
Options outstanding - Weighted average remaining contractual life (in years)		5 years
Options outstanding exercise price | $ / shares		$ 0.10
Fair value of the option granted | $		$ 16,000
Expected volatility		778.00%
Risk-free interest rate		0.30%
Expected life in years		5 years
Assumed dividend yield		0.00%
Method pricing model		Black-Scholes option-pricing model
Compensation expense pertaining to salaries, commission and related taxes | $										$ 1,600
Share Price | $ / shares		$ 0.032
Stock Options | Executive Officer | November 13, 2016 | Common Stock
Stockholders Equity Note [Line Items]
Number of common stock options vested		125,000
Stock Options | Executive Officer | November 13, 2017 | Common Stock
Stockholders Equity Note [Line Items]
Number of common stock options vested		125,000
Stock Options | Executive Officer | November 13, 2018 | Common Stock
Stockholders Equity Note [Line Items]
Number of common stock options vested		125,000
Stock Options | Executive Officer | March 31, 2016 | Common Stock
Stockholders Equity Note [Line Items]
Number of executives | Executive				2
Number of options granted				1,000,000
Options outstanding - Weighted average remaining contractual life (in years)				5 years
Options outstanding exercise price | $ / shares				$ 0.10			0.10
Fair value of the option granted | $				$ 40,000
Expected volatility				724.00%
Risk-free interest rate				0.38%
Expected life in years				5 years
Assumed dividend yield				0.00%
Method pricing model				Black-Scholes option-pricing model
Compensation expense pertaining to salaries, commission and related taxes | $									7,500
Share Price | $ / shares				$ 0.04			$ 0.04
Stock Options | Executive Officer | March 31, 2016 | Common Stock | Vesting on March 31, 2017
Stockholders Equity Note [Line Items]
Number of common stock options vested				250,000
Stock Options | Executive Officer | March 31, 2016 | Common Stock | Vesting on March 31 2018
Stockholders Equity Note [Line Items]
Number of common stock options vested				250,000
Stock Options | Executive Officer | March 31, 2016 | Common Stock | Vesting on March 31, 2019
Stockholders Equity Note [Line Items]
Number of common stock options vested				250,000
Stock Options | Executive Officer | March 31, 2016 | Common Stock | Vesting on March 31, 2020
Stockholders Equity Note [Line Items]
Number of common stock options vested				250,000
Stock Options | Executive Officer | May 20, 2016 | Common Stock
Stockholders Equity Note [Line Items]
Number of options granted			500,000
Options outstanding - Weighted average remaining contractual life (in years)			5 years
Options outstanding exercise price | $ / shares			$ 0.10
Fair value of the option granted | $			$ 16,000
Expected volatility			710.00%
Risk-free interest rate			0.32%
Expected life in years			5 years
Assumed dividend yield			0.00%
Method pricing model			Black-Scholes option-pricing model
Compensation expense pertaining to salaries, commission and related taxes | $									$ 2,664
Share Price | $ / shares			$ 0.04
Stock Options | Executive Officer | May 20, 2016 | Common Stock | Vesting on May 20, 2017
Stockholders Equity Note [Line Items]
Number of common stock options vested			125,000
Stock Options | Executive Officer | May 20, 2016 | Common Stock | Vesting on May 20, 2018
Stockholders Equity Note [Line Items]
Number of common stock options vested			125,000
Stock Options | Executive Officer | May 20, 2016 | Common Stock | Vesting on May 20, 2019
Stockholders Equity Note [Line Items]
Number of common stock options vested			125,000
Stock Options | Executive Officer | May 20, 2016 | Common Stock | Vesting on May 20, 2020
Stockholders Equity Note [Line Items]
Number of common stock options vested			125,000
Stock Options | 2010 Equity Compensation Plan
Stockholders Equity Note [Line Items]
Number of shares authorized						30,000,000			30,000,000
Common stock reserved for issuance						25,596,980			24,996,980